Income Taxes (Details) - Schedule of income tax provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State	(16)	2
Total current	(16)	2
Deferred:
Federal
State	(7)
Total deferred	(7)
Total income tax provision	$ (23)	$ 2